Share-Based Compensation - Share-Based Compensation Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	140,134
Treasury Stock Reissued Shares For Director Grants	11,650	11,150	9,950
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	$ 1,109	$ 1,240	$ 950
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	116,716	85,425
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(18,800)	(9,674)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(4,655)	(3,021)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)	(2,320)	(1,802)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	152,631	116,716	85,425
Allocated Share-based Compensation Expense	$ 7,203
Allocated Share-based Compensation Expense	$ 3,954
Shares Paid for Tax Withholding for Share Based Compensation	5,879	3,293
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings	12,921	6,381
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for delivery upon the exercise of incentive stock options	600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease)	92,404
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	61,690	45,788	41,550
Allocated Share-based Compensation Expense		$ 2,701	$ 1,864
2017 Employees Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	48,053
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	750,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	689,773
2017 Non Employee Directors LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	150,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	127,200
Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury Stock Reissued Shares For Director Grants	11,650	11,150	9,950
Allocated Share-based Compensation Expense	$ 3,954	$ 2,701	$ 1,864
Expense to be paid next twelve months [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	3,580
Expense to be paid Year Two [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	2,390
Expense to be paid Year Three [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	1,010
Expense to be paid Year Four [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 223
Restricted Stock Units (RSUs) [Member] | 2017 Employees Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	13,637